PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
(Loss)/Profit for the year	$ (17)	¥ (122)	¥ (4,506)	$ (1,177)	¥ (8,337)		¥ (23,338)		¥ (43,884)
Current assets	1,358			830						¥ 9,867	¥ 5,878	¥ 196,956
Non-current assets	34,991			35,025						254,292	247,929	123,035
Current liabilities	23,095			25,118						¥ 167,838	177,812	64,668
Non-current liabilities												(77,874)
Non-current liabilities												77,874
Net cash flows used in operating activities	(1,630)	(11,846)	3,047	1,884	13,328		(12,786)		(12,068)
Net cash flows from investing activities	(1)	(4)	(1,048)	(149)	(1,054)		7,050		53,352
Net cash flows used in financing activities	$ 2,179	¥ 15,836	¥ (1,602)	$ (5,359)	¥ (37,930)		(22,833)		(38,786)
Shanghai Onways [Member]
IfrsStatementLineItems [Line Items]
Revenue						$ 2,944	20,306	$ 2,948	18,735
Other income/(losses)						(2,248)	(15,504)	(5,084)	(32,312)
(Loss)/Profit for the year						696	4,802	(2,136)	(13,577)
Total comprehensive income loss for year						696	4,802	(2,136)	(13,577)
Current assets						28,625		29,519				197,468	¥ 187,619
Non-current assets						17,681		19,914				121,961	126,573
Current liabilities						(6,466)		(6,406)				(44,602)	(40,716)
Non-current liabilities						11,239		6,334				(77,524)	(40,259)
Non-current liabilities						(11,239)		(6,334)				¥ 77,524	¥ 40,259
Net cash flows used in operating activities						(956)	(6,588)	(1,378)	(8,758)
Net cash flows from investing activities						23	157	(237)	(1,509)
Net cash flows used in financing activities						(1,122)	(7,743)	(625)	(3,972)
Net decrease in cash and cash equivalents						$ (2,055)	¥ (14,174)	$ (2,240)	¥ (14,239)